Annual Fund Operating Expenses - Harbor Money Market Fund	Mar. 01, 2021
Institutional Class
Operating Expenses:
Management Fees	0.20%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.39%
Fee Waiver or Reimbursement	(0.11%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.28%	[1]
Administrative Class
Operating Expenses:
Management Fees	0.20%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.64%
Fee Waiver or Reimbursement	(0.11%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.53%	[1]

[1]	The Adviser has contractually agreed to reduce the management fee to 0.18% through February 28, 2022. Additionally, the Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.28% and 0.53% for the Institutional Class and Administrative Class, respectively, through February 28, 2022. Only the Fund’s Board of Trustees may modify or terminate these agreements.
[2]	Restated to reflect current fees.